Summary of Significant Accounting Policies - Schedule of Fair Value Measurement on a Recurring Basis of the Short-term Investments (Details)	Aug. 31, 2025 USD ($)
Schedule of Fair Value Measurement on a Recurring Basis of the Short-term Investments [Line Items]
Publicly traded money market funds	$ 316,689
Quoted prices in active markets (level 1)
Schedule of Fair Value Measurement on a Recurring Basis of the Short-term Investments [Line Items]
Publicly traded money market funds	316,689
Significant other observable inputs (level 2)
Schedule of Fair Value Measurement on a Recurring Basis of the Short-term Investments [Line Items]
Publicly traded money market funds
Significant other unobservable inputs (level 3)
Schedule of Fair Value Measurement on a Recurring Basis of the Short-term Investments [Line Items]
Publicly traded money market funds